Cover	Jul. 13, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2022
Entity File Number	1-12162
Entity Registrant Name	BORGWARNER INC.
Entity Central Index Key	0000908255
Entity Tax Identification Number	13-3404508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3850 Hamlin Road
Entity Address, City or Town	Auburn Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48326
City Area Code	248
Local Phone Number	754-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BWA
Security Exchange Name	NYSE
1.00% Senior Notes due 2031
Title of 12(b) Security	1.00% Senior Notes due 2031
Trading Symbol	BWA31
Security Exchange Name	NYSE